Ordinary Shares - Additional Information (Detail) ¥ in Thousands					12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Jul. 07, 2021 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 $ / shares shares	Dec. 06, 2023 shares	Nov. 13, 2023 shares	Jul. 26, 2023 $ / shares shares	Dec. 08, 2021 $ / shares shares
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares												$ 0.00001
Fair value (gain) loss on derivative assets or derivative liabilities | ¥					¥ 410,417	¥ (59,357)	¥ (79,262)
Common Class A [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized	9,250,000,000							9,250,000,000				9,250,000,000
Common stock par or stated value per share | $ / shares	$ 0.00001							$ 0.00001
Common stock shares issued	1,376,693,799	1,302,911,192		971,341,066			1,302,911,192	1,538,109,009
Common stock shares outstanding	1,371,774,629	1,291,039,502		928,296,786			1,291,039,502	1,535,297,395
Stock issued during period shares new issues	9,171,738	12,644,728		35,868,362
Common Class A [Member] | Director [Member]
Stockholders Equity Note [Line Items]
Conversion of Stock, Shares Converted					61,137,879
Common Class A [Member] | Share Issue Period One [Member]
Stockholders Equity Note [Line Items]
Common stock shares outstanding	2,030,152	26,471,648					26,471,648	599,886
Common Class A [Member] | Global Offering [Member]
Stockholders Equity Note [Line Items]
Shares issued, price per share | $ / shares			$ 165
Stock issued during period shares new issues			97,083,300
Stock Conversion Basis			one-on-one
Common Class A [Member] | Treasury Stock, Common [Member]
Stockholders Equity Note [Line Items]
Treasury shares outstanding	10,614,576	9,396,714					9,396,714	8,571,852
Common Class A [Member] | XPeng Fortune Holding Limited [Member]
Stockholders Equity Note [Line Items]
Issuance of ordinary shares for the vested Restricted Share Units ("RSUs")					10,679,408	17,567,096	40,569,304
Common Class A [Member] | Didi [Member]
Stockholders Equity Note [Line Items]
Common stock shares issued										58,164,217
Common Class A [Member] | Volkswagen [Member]
Stockholders Equity Note [Line Items]
Shares issued, price per share | $ / shares											$ 7.5
Common stock shares issued									94,079,255		94,666,666
Percentage of equity shares acquired											4.99%
Common Class B [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized	750,000,000							750,000,000				750,000,000
Common stock par or stated value per share | $ / shares	$ 0.00001							$ 0.00001
Common stock shares issued	348,708,257	409,846,136					409,846,136	348,708,257
Common stock shares outstanding	348,708,257	409,846,136		429,846,136			409,846,136	348,708,257
Common Class C [Member]
Stockholders Equity Note [Line Items]
Common stock shares issued				178,618,464
Common stock shares outstanding				178,618,464